DEBT - Lessor VIE Debt (Details) - USD ($)	1 Months Ended				12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jul. 31, 2019	Apr. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2018	Mar. 31, 2016	Nov. 30, 2015	Feb. 28, 2015	Jan. 31, 2015	Oct. 31, 2014
Debt Instrument [Line Items]
Total debt					$ 2,379,531,000	$ 2,568,751,000
Variable Interest Entity, Primary Beneficiary
Debt Instrument [Line Items]
Total debt					1,493,671,000
- Golar Seal facility | Long-term Debt | Variable Interest Entity, Primary Beneficiary
Debt Instrument [Line Items]
Face amount					98,900,000			$ 162,400,000
Total debt					$ 90,200,000
Interest rate					3.50%
Hilli Lessor VIE LIBOR Plus Interest | Long-term Debt | Variable Interest Entity, Primary Beneficiary
Debt Instrument [Line Items]
Face amount							$ 840,000,000.0
Total debt					$ 353,000,000.0
Hilli Lessor VIE | Short-term Debt | Variable Interest Entity, Primary Beneficiary
Debt Instrument [Line Items]
Face amount							$ 120,000,000.0
Total debt					$ 338,500,000
Proceeds from lines of credit		$ 223,000,000.0	$ 150,000,000.0
Hilli Lessor VIE | Long-term Debt | Variable Interest Entity, Primary Beneficiary
Debt Instrument [Line Items]
Maturity period of debt					8 years
Repayments of lines of credit		$ 215,200,000	$ 150,000,000.0
- Golar Bear facility
Debt Instrument [Line Items]
Total debt					$ 104,807,000	$ 0
- Golar Bear facility | Long-term Debt | Variable Interest Entity, Primary Beneficiary
Debt Instrument [Line Items]
Face amount	$ 110,000,000.0
Total debt					$ 104,800,000
Maturity period of debt	3 years
Interest rate					4.00%
Proceeds from lines of credit	$ 100,000,000.0
Sale & leaseback term	7 years
Sale & leaseback interest rate	4.00%
- Golar Tundra facility | Short-term Debt | Variable Interest Entity, Primary Beneficiary
Debt Instrument [Line Items]
Face amount					$ 107,600,000				$ 205,100,000
Total debt					89,500,000
Golar Crystal | Long-term Debt | Variable Interest Entity, Primary Beneficiary
Debt Instrument [Line Items]
Face amount				$ 101,000,000.0
Total debt					83,600,000
Maturity period of debt				10 years
Hai Jiao 1401 Limited | - Golar Glacier facility | Short-term Debt | Variable Interest Entity, Primary Beneficiary
Debt Instrument [Line Items]
Face amount												$ 184,800,000
Total debt					110,600,000
Hai Jiao 1402 Limited | - Golar Snow facility | Short-term Debt | Variable Interest Entity, Primary Beneficiary
Debt Instrument [Line Items]
Face amount											$ 182,600,000
Total debt					111,100,000
Hai Jiao 1405 Limited | - Golar Kelvin facility | Short-term Debt | Variable Interest Entity, Primary Beneficiary
Debt Instrument [Line Items]
Face amount											$ 182,500,000
Total debt					128,600,000
Hai Jiao 1406 Limited | - Golar Ice facility | Short-term Debt | Variable Interest Entity, Primary Beneficiary
Debt Instrument [Line Items]
Face amount										$ 172,000,000.0
Total debt					$ 83,900,000
Minimum | Hai Jiao 1401 Limited | - Golar Glacier facility | Short-term Debt | Variable Interest Entity, Primary Beneficiary
Debt Instrument [Line Items]
Interest rate					2.65%
Minimum | Hai Jiao 1402 Limited | - Golar Snow facility | Short-term Debt | Variable Interest Entity, Primary Beneficiary
Debt Instrument [Line Items]
Interest rate					2.65%
Minimum | Hai Jiao 1405 Limited | - Golar Kelvin facility | Short-term Debt | Variable Interest Entity, Primary Beneficiary
Debt Instrument [Line Items]
Interest rate					2.65%
Minimum | Hai Jiao 1406 Limited | - Golar Ice facility | Short-term Debt | Variable Interest Entity, Primary Beneficiary
Debt Instrument [Line Items]
Interest rate					2.65%
Maximum | Hai Jiao 1401 Limited | - Golar Glacier facility | Short-term Debt | Variable Interest Entity, Primary Beneficiary
Debt Instrument [Line Items]
Interest rate					6.00%
Maximum | Hai Jiao 1402 Limited | - Golar Snow facility | Short-term Debt | Variable Interest Entity, Primary Beneficiary
Debt Instrument [Line Items]
Interest rate					6.00%
Maximum | Hai Jiao 1405 Limited | - Golar Kelvin facility | Short-term Debt | Variable Interest Entity, Primary Beneficiary
Debt Instrument [Line Items]
Interest rate					3.89%
Maximum | Hai Jiao 1406 Limited | - Golar Ice facility | Short-term Debt | Variable Interest Entity, Primary Beneficiary
Debt Instrument [Line Items]
Interest rate					3.89%